INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Feb. 28, 2014
INTANGIBLE ASSETS AND GOODWILL [Abstract]
Schedule of Intangible Assets and Goodwill

Intangible assets are apportioned as follows:

		February 28, 2014				February 28, 2013
		Accumulated		Net Book		Accumulated		Net Book
	Cost	Amortization	Impairment	Value	Cost	Amortization	Impairment	Value
Customer Relationships	1,745	1,544	201	-	1,745	946	201	598
Developed Technology	10,800	1,206	9,594	-	10,800	1,206	9,594	-
Infrastructure Systems Software	2,370	1,212	-	1,158	2,008	535	-	1,473
Computer Software	3,922	3,445	-	477	3,564	2,864	-	700

Total Intangible Assets	18,837	7,407	9,795	1,635	18,117	5,551	9,795	2,771